Note 10 - Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Nine months ended
	September 30,		September 30,

	2019	2020	2019	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(9,367)	$(14,540)	$(24,012)	$(43,377)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	25,309,776	30,303,093	23,819,453	28,658,215

Net loss per share —basic and diluted	$(0.37)	$(0.48)	$(1.01)	$(1.51)